Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Company’s assets and liabilities that are measured at fair value on a recurring basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis
Description	Level	June 30, 2023	December 31, 2022
Assets:
Investments held in Trust Account	1	$—	$290,737,917

Liabilities:
Warrant Liabilities – Public Warrants	1	$3,593,750	$70,000
Warrant Liabilities – Private Placement Warrants	3	$2,062,500	$40,000
Forward Purchase Agreement	3	$1,500,000	$—

Description	Level	December 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account	1	$290,737,917	$287,523,555

Liabilities:
Warrant Liabilities – Public Warrants	1	$70,000	$7,618,750
Warrant Liabilities – Private Placement Warrants	3	$40,000	$4,372,500

Schedule of black scholes model for the level 3 warrants	The key inputs into the Modified Black Scholes model for the Level 3 Warrants were as follows:
Input	June 30, 2023	December 31, 2022
Market price of public shares	$10.43	$10.04
Risk-free rate	4.08%	3.94%
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50
Volatility	0.0%	0.0%
Term to expiration (years)	0.13	0.42

Input	December 31, 2022	December 31, 2021
Market price of public shares	$10.04	$9.70
Risk-free rate	3.94%	1.30%
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50
Volatility	0.0%	9.50%
Term to expiration (years)	0.42	5.0

Schedule of changes in the fair value of Level 3 warrant liabilities	The following tables present the changes in the fair value of Level 3 warrant liabilities:
Private Placement Warrants
Fair value as of January 1, 2023	$40,000
Change in fair value	950,000
Fair value as of March 31, 2023	990,000
Change in fair value	1,072,500
Fair value as of June 30, 2023	$2,062,500
Private Placement Warrants
Fair value as of January 1, 2022	$4,372,500
Change in fair value	(2,310,000)
Fair value as of March 31, 2022	2,062,500
Change in fair value	(1,642,500)
Fair value as of June 30, 2022	$420,000

Private Placement
Fair value as of January 1, 2022	$4,372,500
Change in fair value	(4,332,500)
Fair value as of December 31, 2022	$40,000
	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 4, 2021	7,590,000	13,081,250	20,671,250
Change in fair value	(3,217,500)	(1,581,250)	(4,798,750)
Transfers to Level 1	—	(11,500,000)	(11,500,000)
Fair value as of December 31, 2021	$4,372,500	$—	$4,372,500